Derivative financial instruments - Financing derivatives (Details) £ in Millions, number in Millions	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,342	£ 1,153
Derivative liabilities	(1,334)	(1,183)
Total	8	(30)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,267	1,052
Derivative liabilities	(1,134)	(1,084)
Total	£ 133	£ (32)
Derivative notional amount	(15,782)	(17,236)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 556	£ 539
Derivative liabilities	(337)	(384)
Total	£ 219	£ 155
Derivative notional amount	(3,101)	(6,299)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 643	£ 470
Derivative liabilities	(514)	(443)
Total	£ 129	£ 27
Derivative notional amount	(8,097)	(6,700)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 58	£ 41
Derivative liabilities	(39)	(41)
Total	£ 19	£ 0
Derivative notional amount	(3,284)	(2,937)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0
Derivative liabilities	(234)	(214)
Total	£ (234)	£ (214)
Derivative notional amount	(500)	(500)
Equity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 10	£ 2
Derivative liabilities	(10)	(2)
Total	£ 0	£ 0
Derivative notional amount	(800)	(800)
Less than 1 year | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 62	£ 56
Derivative liabilities	(254)	(282)
Total	(192)	(226)
Over 12 months | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,205	996
Derivative liabilities	(880)	(802)
Total	325	194
In 1 to 2 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	480	19
Derivative liabilities	(51)	(193)
Total	429	(174)
In 2 to 3 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13	416
Derivative liabilities	(5)	(1)
Total	8	415
In 3 to 4 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	20	11
Derivative liabilities	(28)	0
Total	(8)	11
In 4 to 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31	20
Derivative liabilities	(109)	(14)
Total	(78)	6
More than 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	661	530
Derivative liabilities	(687)	(594)
Total	(26)	(64)
Capital Expenditure | Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Total	£ (3)	£ 32